Pension and Postretirement Benefits (Weighted Average Assumptions - Projected Benefit Obligation And Net Pension And Postemployment Benefit Cost) (Details)		2 Months Ended	5 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
		Feb. 28, 2018	May 31, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Composite rate of compensation increase for determining benefit obligation				3.00%	3.00%	3.00%
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligation at December 31				4.50%	4.50%	4.50%		3.80%		4.40%
Weighted-average interest crediting rate for cash balance	[1]			3.70%	3.70%	3.70%		3.50%		3.50%
Long-term rate of return on plan assets						7.00%		7.75%		7.75%
Composite rate of compensation increase for determining benefit obligation				3.00%	3.00%	3.00%		3.00%		3.00%
Composite rate of compensation increase for determining net cost (benefit)						3.00%		3.00%		3.10%
Pension Benefit [Member] | Service Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost			4.00%	4.40%		4.20%	[2],[3]	4.60%	[2],[3]	4.90%	[2],[3]
Pension Benefit [Member] | Interest Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost			3.40%	4.00%		3.80%	[2],[3]	3.60%	[2],[3]	3.70%	[2],[3]
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligation at December 31				4.40%	4.40%	4.40%		3.70%		4.30%
Weighted-average interest crediting rate for cash balance	[1]			0.00%	0.00%	0.00%		0.00%		0.00%
Long-term rate of return on plan assets						5.75%		5.75%		5.75%
Composite rate of compensation increase for determining benefit obligation				3.00%	3.00%	3.00%		3.00%		3.00%
Composite rate of compensation increase for determining net cost (benefit)						3.00%		3.00%		3.10%
Postretirement Benefit [Member] | Service Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost		4.00%			4.30%	4.30%	[2],[3]	4.60%	[2],[3]	5.00%	[2],[3]
Postretirement Benefit [Member] | Interest Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost		3.30%			3.70%	3.60%	[2],[3]	3.40%	[2],[3]	3.60%	[2],[3]

[1]
Weighted-average interest crediting rates for cash balance pension programs relate only to the cash balance portion of total pension benefits. A 0.50% increase in the weighted-average interest crediting rate would increase the pension benefit obligation by $130.

[2]
Weighted-average discount rate for pension benefits in effect from January 1, 2018 through May 31, 2018 was 4.00% for service cost and 3.40% for interest costs, and, from June 1, 2018 through December 31, 2018 was 4.40% for service cost and 4.00% for interest cost.

[3]
Weighted-average discount rate for postretirement benefits in effect from January 1, 2018 through February 28, 2018 was 4.00% for service costs and 3.30% for interest costs, and, from March 1, 2018 through December 31, 2018 was 4.30% for service cost and 3.70% for interest cost.